UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (96.7%)(a)
			Shares	Value

Biotechnology (27.5%)

Acceleron Pharma, Inc.(NON)			11,800	$427,042

Adaptimmune Therapeutics PLC ADR (United Kingdom)(NON)			43,196	304,532

Alkermes PLC(NON)			9,600	451,488

AMAG Pharmaceuticals, Inc.(NON)(S)			16,410	402,209

Amgen, Inc.			37,955	6,331,274

Applied Genetic Technologies Corp.(NON)			32,141	314,339

Biogen, Inc.(NON)			13,600	4,257,208

BioMarin Pharmaceutical, Inc.(NON)			23,500	2,174,220

Blueprint Medicines Corp.(NON)			9,200	273,240

Catabasis Pharmaceuticals, Inc.(NON)(S)			11,785	72,596

Celgene Corp.(NON)			82,700	8,644,631

Cellectis SA ADR (France)(NON)			3,938	94,827

ChemoCentryx, Inc.(NON)			20,112	121,476

China Biologic Products, Inc. (China)(NON)			3,397	422,859

Cidara Therapeutics, Inc.(NON)			9,880	113,126

Concert Pharmaceuticals, Inc.(NON)			14,700	148,617

CytomX Therapeutics, Inc.(NON)			121,915	1,911,627

Gilead Sciences, Inc.			108,600	8,592,432

Grifols SA ADR (Spain)			52,100	832,037

Immune Design Corp.(NON)			22,638	171,596

Inovio Pharmaceuticals, Inc.(NON)(S)			15,600	145,392

Keryx Biopharmaceuticals, Inc.(NON)(S)			64,300	341,433

Merrimack Pharmaceuticals, Inc.(NON)(S)			53,266	338,239

PTC Therapeutics, Inc.(NON)(S)			19,951	279,514

Shire PLC (United Kingdom)			60,373	3,911,056

Sorrento Therapeutics, Inc.(NON)			20,800	160,992

Trevena, Inc.(NON)			46,257	312,235

Trillium Therapeutics, Inc. (Canada)(NON)			9,868	145,849

Ultragenyx Pharmaceutical, Inc.(NON)			6,174	437,984

uniQure NV (Netherlands)(NON)			27,478	210,207

Vertex Pharmaceuticals, Inc.(NON)			9,500	828,495

				43,172,772
Commercial services and supplies (0.2%)

Stericycle, Inc.(NON)			4,000	320,560

				320,560
Food and staples retail (2.0%)

AIN Holdings, Inc. (Japan)			12,600	858,024

Walgreens Boots Alliance, Inc.			27,900	2,249,298

				3,107,322
Health-care equipment and supplies (10.2%)

Becton Dickinson and Co.			17,300	3,109,329

Boston Scientific Corp.(NON)			74,800	1,780,240

C.R. Bard, Inc.			12,900	2,893,212

Cooper Cos., Inc. (The)			10,800	1,936,008

Danaher Corp.			43,200	3,386,448

Edwards Lifesciences Corp.(NON)			5,100	614,856

Innocoll Holdings PLC (Ireland)(NON)			68,467	402,586

Intuitive Surgical, Inc.(NON)			2,600	1,884,558

				16,007,237
Health-care providers and services (8.7%)

Aetna, Inc.			27,100	3,128,695

AmerisourceBergen Corp.			12,500	1,009,750

Cigna Corp.			23,100	3,010,392

Diplomat Pharmacy, Inc.(NON)(S)			6,472	181,281

Express Scripts Holding Co.(NON)			38,610	2,723,163

Fresenius Medical Care AG & Co., KGaA (Germany)			7,448	650,595

Sinopharm Group Co. (China)			31,600	153,265

UnitedHealth Group, Inc.			19,200	2,688,000

				13,545,141
Health-care technology (—%)

HTG Molecular Diagnostics, Inc.(NON)			9,201	21,346

				21,346
Life sciences tools and services (1.6%)

Agilent Technologies, Inc.			35,100	1,652,859

Illumina, Inc.(NON)			4,500	817,470

				2,470,329
Personal products (0.1%)

Synutra International, Inc.(NON)			38,676	164,760

				164,760
Pharmaceuticals (46.4%)

Achaogen, Inc.(NON)(S)			11,900	57,001

Aerie Pharmaceuticals, Inc.(NON)(S)			30,264	1,142,163

Allergan PLC(NON)			44,801	10,318,118

Aspen Pharmacare Holdings, Ltd. (South Africa)			24,131	545,135

Assembly Biosciences, Inc.(NON)			36,331	261,947

Astellas Pharma, Inc. (Japan)			176,800	2,761,071

AstraZeneca PLC (United Kingdom)			72,594	4,708,397

Aurobindo Pharma, Ltd. (India)			55,999	721,726

Bayer AG (Germany)			20,437	2,053,124

Bristol-Myers Squibb Co.			86,800	4,680,256

Corium International, Inc.(NON)(S)			29,394	165,194

Eli Lilly & Co.			64,600	5,184,794

Endo International PLC(NON)			17,030	343,155

Flex Pharma, Inc.(NON)			1,700	20,026

GlaxoSmithKline PLC (United Kingdom)			93,918	2,000,053

Jazz Pharmaceuticals PLC(NON)			2,100	255,108

Johnson & Johnson			46,200	5,457,606

Medicines Co. (The)(NON)(S)			18,700	705,738

Merck & Co., Inc.			85,400	5,329,814

Mylan NV(NON)			66,400	2,531,168

Neos Therapeutics, Inc.(NON)(S)			21,179	139,358

Nippon Shinyaku Co., Ltd. (Japan)			12,400	671,913

Novartis AG (Switzerland)			78,838	6,199,921

Pfizer, Inc.			104,003	3,522,582

Roche Holding AG (Switzerland)			17,388	4,313,441

Sanofi (France)			56,166	4,267,681

Shionogi & Co., Ltd. (Japan)			30,000	1,533,423

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			31,006	1,426,586

Zoetis, Inc.			28,247	1,469,126

				72,785,625

Total common stocks (cost $113,330,709)				$151,595,092

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% (acquired 8/13/15, cost $478,414) (Private)(F)(RES)(NON)			76,792	$430,573

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)			609	493,046

Total convertible preferred stocks (cost $1,087,414)				$923,619

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/03/14, cost $0.00)(F)(RES)	1/3/19	$3.64	26,644	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (2.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)			3,086,200	$3,086,200

Putnam Short Term Investment Fund 0.51%(AFF)			607,276	607,276

Total short-term investments (cost $3,693,476)				$3,693,476

TOTAL INVESTMENTS

Total investments (cost $118,111,599)(b)				$156,212,187

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $8,845,152) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/21/16	$3,041,861	$3,020,226	$21,635
Citibank, N.A.
	Danish Krone	Buy	12/21/16	1,419,866	1,409,659	10,207
Credit Suisse International
	Japanese Yen	Buy	11/16/16	1,700,743	1,688,547	12,196
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	1,378,444	1,338,445	39,999
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/21/16	1,406,465	1,388,275	18,190

Total						$102,227

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $156,820,940.
(b)	The aggregate identified cost on a tax basis is $118,447,140, resulting in gross unrealized appreciation and depreciation of $46,170,746 and $8,405,699, respectively, or net unrealized appreciation of $37,765,047.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $430,573, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$12,902,925	$74,233,676	$84,050,401	$—	$3,086,200
	Putnam Short Term Investment Fund**	3,338,748	23,333,824	26,065,296	3,879	607,276
	Totals	$16,241,673	$97,567,500	$110,115,697	$3,879	$3,693,476
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $3,086,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,061,250.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.1%
	United Kingdom	7.1
	Switzerland	6.9
	Japan	3.8
	France	2.8
	Germany	1.8
	Israel	1.3
	Spain	0.5
	India	0.5
	Other	1.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$2,414,058	$858,024	$—
Health care	142,161,052	5,841,398	—
Industrials	320,560	—	—
Total common stocks	144,895,670	6,699,422	—
Convertible preferred stocks	—	493,046	430,573
Warrants	—	—	—
Short-term investments	607,276	3,086,200	—

Totals by level	$145,502,946	$10,278,668	$430,573

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$102,227	$—

Totals by level	$—	$102,227	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 12/31/2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of 9/30/16
Common stocks
Health Care	$1,776,759	—	—	(892,767)	—	(883,992)	—	—	$—
Convertible preferred stocks	$430,573	—	—	—	—	—	—	—	$430,573
Totals	$2,207,332	$—	$—	$(892,767)	$—	$(883,992)	$—	$—	$430,573

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	102,227	—

Total	$102,227	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$8,800,000
Warrants (number of warrants)		27,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	21,635	10,207	12,196	39,999	18,190	102,227

	Total Assets	$21,635	$10,207	$12,196	$39,999	$18,190	$102,227

	Liabilities:
	Forward currency contracts#	—	—	—	—	—	—

	Total Liabilities	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$21,635	$10,207	$12,196	$39,999	$18,190	$102,227
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$21,635	$10,207	$12,196	$39,999	$18,190

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016